STOCK-BASED COMPENSATION - Schedule of Assumptions Used to Estimate Fair Value of Options (Details) - Stock options - $ / shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility (as a percent)	129.54%	90.39%
Expected term in years	5 years 10 months 2 days	5 years 11 months 23 days
Dividend rate	0.00%	0.00%
Risk-free interest rate	4.34%	2.00%
Fair value of option on grant date (in usd per share)	$ 2.13	$ 3.86